LOSS BEFORE TAXATION - Additional Information - (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
LOSS BEFORE TAXATION
Inventory impairment provision	¥ 1.6	¥ 2.4
Depreciation and amortisation expense	¥ 6.4	¥ 6.4